Expense Example - Fulcrum Diversified Absolute Return Fund	Oct. 23, 2025 USD ($)
Fulcrum Diversified Absolute Return Fund Super Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,496
Fulcrum Diversified Absolute Return Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,587
Fulcrum Diversified Absolute Return Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	888
Expense Example, with Redemption, 10 Years	$ 1,940